Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity
27.	Equity:

(a)	Capital

(i)	Authorized, subscribed and paid shares:

As of December 31, 2023, the paid-in capital of Banco de Chile is represented by 101,017,081,114 registered shares (101,017,081,114 in 2022), with no par value, subscribed and fully paid.

	As of December 31, 2023
Corporate Name or Shareholders’s name	Number of Shares	% of Equity Holding

LQ Inversiones Financieras S.A.	46,815,289,329	46.344%
Banco de Chile on behalf of State Street	5,912,541,950	5.853%
Banco Santander on behalf of foreign investors	5,218,796,247	5.166%
Banchile Corredores de Bolsa S.A.	5,093,108,613	5.042%
Inversiones LQ-SM Limitada	4,854,988,014	4.806%
Banco de Chile on behalf of non-resident third parties	4,366,453,313	4.322%
Banco de Chile on behalf of Citibank New York	1,928,215,358	1.909%
Ever Chile SPA	1,888,369,814	1.869%
J P Morgan Chase Bank	1,540,646,308	1.525%
Inversiones Avenida Borgoño SPA	1,190,565,316	1.179%
Ever 1 BAE SPA	1,166,584,950	1.155%
Banco Santander Chile	1,036,254,726	1.026%
Larraín Vial S.A. Corredora de Bolsa	1,031,817,268	1.021%
A.F.P Habitat S.A. for A Fund	599,181,211	0.593%
BCI Corredores de Bolsa S.A.	560,782,315	0.555%
Valores Security S.A. Corredores de Bolsa	516,827,332	0.512%
Inversiones CDP SPA	487,744,912	0.483%
A.F.P Cuprum S.A. for A Fund	486,057,153	0.481%
Santander S.A. Corredores de Bolsa Limitada	477,871,060	0.473%
BTG Pactual Chile S.A. Corredores de Bolsa	456,328,957	0.452%
Subtotal	85,628,424,146	84.766%
Others shareholders	15,388,656,968	15.234%
Total	101,017,081,114	100.000%

	As of December 31, 2022
Corporate Name or Shareholders’s name	Number of Shares	% of Equity Holding
LQ Inversiones Financieras S.A.	46,815,289,329	46.344%
Banco Santander on behalf foreign investors	5,152,721,486	5.101%
Banchile Corredores de Bolsa S.A.	5,136,168,146	5.084%
Inversiones LQ-SM Limitada	4,854,988,014	4.806%
Banco de Chile on behalf State Street	4,578,821,545	4.533%
Banco de Chile on behalf of non-resident third parties	4,469,302,412	4.424%
Banco de Chile on behalf Citibank New York	2,114,554,951	2.093%
Ever Chile SPA	1,888,369,814	1.869%
Inversiones Avenida Borgoño SPA	1,190,565,316	1.179%
Ever 1 BAE SPA	1,166,584,950	1.155%
Larraín Vial S.A. Corredora de Bolsa	992,600,803	0.983%
J P Morgan Chase Bank	912,758,708	0.904%
Banco Santander Chile	727,463,267	0.720%
A.F.P Cuprum S.A. for A Fund	665,713,252	0.659%
A.F.P Habitat S.A. for A Fund	574,953,861	0.569%
BCI Corredores de Bolsa S.A.	520,057,341	0.515%
Valores Security S.A. Corredores de Bolsa	516,590,290	0.511%
Inversiones CDP SPA	487,744,912	0.483%
A.F.P Capital S.A. for A Fund	475,086,799	0.470%
Santander S.A. Corredores de Bolsa Limitada	462,028,745	0.457%
Subtotal	83,702,363,941	82.860%
Others shareholders	17,314,717,173	17.140%
Total	101,017,081,114	100.000%

(ii)	Shares:

The following table shows the share movements from December 31, 2021 to December 31, 2023:

Total
Ordinary Shares
Total shares as of December 31, 2021	101,017,081,114

Total shares as of December 31, 2022	101,017,081,114

Total shares as of December 31, 2023	101,017,081,114

(b)	Approval and payment of dividends:

At the Bank Ordinary Shareholders’ Meeting held on March 23, 2023, the distribution and payment of dividend No. 211 of Ch$8.58200773490 per share of the Banco de Chile was approved, with charge to the net distributable income for the year ended as of December 31, 2022. The dividends paid in the year 2023 amounted to Ch$866,929 million.

At the Bank Ordinary Shareholders’ Meeting held on March 17, 2022, the distribution and payment of dividend No. 210 of Ch$5.34393608948 per share of the Banco de Chile was approved, with charge to the net distributable income for the year ended as of December 31, 2021. The dividends paid in the year 2022 amounted to Ch$539,827 million.

(c)	Provision for minimum dividends:

The Chilean Corporations Law mandates a minimum distribution of 30% of distributable income. Accordingly, the Bank recorded a liability under the line item “Provision for dividends” for an amount of Ch$373,090 million (Ch$422,830 million in December 31, 2022) against “Retained earnings”.

(d)	Earnings per share:

(i)	Basic earnings per share:

Basic earnings per share are determined by dividing the net income attributable to the Bank ordinary equity holders in a period between the weighted average number of shares outstanding during that period, excluding the average number of own shares held throughout the period.

(ii)	Diluted earnings per share:

In order to calculate the diluted earnings per share, both the amount of income attributable to common shareholders and the weighted average number of shares outstanding, net of own shares, must be adjusted for all the inherent dilutive effects to the potential common shares (stock options, warrants and convertible debt).

The following table shows the income and share data used in the calculation of EPS:

	As of December 31,
	2023	2022	2021
Basic earnings per share:
Net profits attributable to ordinary equity holders of the bank (in million Chilean pesos)	1,374,026	1,445,799	1,056,316
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Earning per shares (in Chilean pesos)	13.60	14.31	10.46

Diluted earnings per share:
Net profits attributable to ordinary equity holders of the bank (in million Chilean pesos)	1,374,026	1,445,799	1,056,316
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Assumed conversion of convertible debt	—	—	—
Adjusted number of shares	101,017,081,114	101,017,081,114	101,017,081,114
Diluted earnings per share (in Chilean pesos)	13.60	14.31	10.46

As of December 31, 2023, 2022 and 2021, the Bank does not have instruments that generate dilutive effects.

(e)	Other comprehensive income:

Below is the composition and changes of accumulated other comprehensive income as of December 31, 2023, 2022 and 2021:

	Elements that will not be reclassified in profit or loss				Elements that can be reclassified in profit or loss
	New measurements of net defined benefit liability and actuarial results for other employee benefit plans	Fair value changes of equity instruments designated as at fair value through other comprehensive income	Income tax	Subtotal	Fair value changes of financial assets at fair value through other comprehensive income	Cash flow accounting hedge	Participation in other comprehensive income of entities registered under the equity method	Income tax	Subtotal	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1, 2021	—	5,319	(1,370)	3,949	6,182	(70,682)	(23)	17,798	(46,725)	(42,776)
Other comprehensive income for the year	—	(1,196)	254	(942)	(51,650)	182,376	2	(45,393)	85,335	84,393
Balances as of December 31, 2021	—	4,123	(1,116)	3,007	(45,468)	111,694	(21)	(27,595)	38,610	41,617

Opening balances as of January 1, 2022	—	4,123	(1,116)	3,007	(45,468)	111,694	(21)	(27,595)	38,610	41,617
Other comprehensive income for the year	(130)	179	(12)	37	48,076	(215,476)	(169)	58,977	(108,592)	(108,555)
Reclassifications from reserves	(208)	—	57	(151)	(2,340)	—	—	—	(2,340)	(2,491)
Balances as of December 31, 2022	(338)	4,302	(1,071)	2,893	268	(103,782)	(190)	31,382	(72,322)	(69,429)

Opening balances as of January 1, 2023	(338)	4,302	(1,071)	2,893	268	(103,782)	(190)	31,382	(72,322)	(69,429)
Other comprehensive income for the year	(75)	5,367	(1,429)	3,863	8,874	113,183	116	(32,365)	89,808	93,671
Balances as of December 31, 2023	(413)	9,669	(2,500)	6,756	9,142	9,401	(74)	(983)	17,486	24,242

(f)	Retained earnings from previous years:

During the year 2023, the Ordinary Shareholders Meeting of Banco de Chile agreed to deduct and withhold from the year 2022 liquid income, an amount equivalent to the value effect of the monetary unit of paid capital and reserves according to the variation in the Consumer Price Index, which occurred between November 2022 and November 2023, amounting to Ch$542,504 million.